Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) - Advances for Vessels Under Construction and Acquisitions (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advances For Vessels Under Construction And Acquisitions [Abstract]
Balance, December 31	$ 88,965,085	$ 70,577,435	$ 19,321,045
Advances for vessels under construction	124,973,343	50,396,200
Capitalized interest	2,113,297	819,296	281,484
Capitalized expenses	2,805,342	40,894
Vessels delivered	(101,459,533)
Vessels cancelled (Note 3)	$ (10,044,799)